Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

a)On July 27, 2017, the Partnership extended two loan facilities totaling $197.7 million, which were previously scheduled to mature in 2018, to June 2020.

b)On July 30, 2017, the Partnership's 50%-owned joint venture, Exmar LPG BVBA, took delivery of its sixth LPG carrier newbuilding, Kruibeke.